SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                                   Suite 350
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                               August 11, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

            Re:   AllianceBernstein Cap Fund, Inc.
                  -AllianceBernstein International Discovery Equity Portfolio File Nos. 2-29901 and 811-1716
                  ------------------------------------------------------------

Dear Sir or Madam:

            Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 91 under the Securities Act of 1933 and Amendment No. 70 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Cap Fund, Inc. We are making this filing for the purpose of registering a new portfolio, the AllianceBernstein International Discovery Equity Portfolio.

      Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737-8833.

                                        Sincerely,

                                        /s/ Young Seo
                                        -------------
                                            Young Seo

Attachment
cc:   Kathleen K. Clarke

SK 00250 0157 1121699